2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Concentrations for Revenue	$ 0	$ 11,450
Concentrations for Revenue percentage		14.00%
Cash, FDIC Insured Amount	122,000
Property and equipment useful life	5 years
Intangible assets estimated useful life	7 years
Allowance for doubtful accounts	$ 4,672	$ 10,718
Minimum [Member]
Cost method investment interest	0.00%
Equity method investment interest	20.00%
Maximum [Member]
Cost method investment interest	20.00%
Equity method investment interest	50.00%